Transactions with Affiliates - Commodity Price Swap Agreements Extensions Tables (Details)	Dec. 08, 2015 $ / MMBTU $ / bbl		Jun. 25, 2015 $ / MMBTU $ / bbl
DJ Basin Complex [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	0.60	[1]	1.96	[2]
DJ Basin Complex [Member] | Ethane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			18.41
DJ Basin Complex [Member] | Ethane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	18.41
DJ Basin Complex [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	10.98	[1]	13.10	[2]
DJ Basin Complex [Member] | Propane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			47.08
DJ Basin Complex [Member] | Propane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	47.08
DJ Basin Complex [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	17.23	[1]	19.75	[2]
DJ Basin Complex [Member] | Isobutane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			62.09
DJ Basin Complex [Member] | Isobutane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	62.09
DJ Basin Complex [Member] | Normal butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	16.86	[1]	18.99	[2]
DJ Basin Complex [Member] | Normal butane [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			54.62
DJ Basin Complex [Member] | Normal butane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	54.62
DJ Basin Complex [Member] | Natural gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	26.15	[1]	52.59	[2]
DJ Basin Complex [Member] | Natural gasoline [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			72.88
DJ Basin Complex [Member] | Natural gasoline [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	72.88
DJ Basin Complex [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	34.65	[1]	52.59	[2]
DJ Basin Complex [Member] | Condensate [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			76.47
DJ Basin Complex [Member] | Condensate [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	76.47
DJ Basin Complex [Member] | Natural gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	2.11	[1]	2.75	[2]
DJ Basin Complex [Member] | Natural gas (per MMBtu) [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU			5.96
DJ Basin Complex [Member] | Natural gas (per MMBtu) [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU	5.96
Hugoton System [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	18.81	[1]	32.56	[2]
Hugoton System [Member] | Condensate [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price			78.61
Hugoton System [Member] | Condensate [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	78.61
Hugoton System [Member] | Natural gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	2.12	[1]	2.74	[2]
Hugoton System [Member] | Natural gas (per MMBtu) [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU			5.50
Hugoton System [Member] | Natural gas (per MMBtu) [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU	5.50

[1]	Represents the NYMEX forward strip price as of December 8, 2015, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.
[2]	Represents the New York Mercantile Exchange (“NYMEX”) forward strip price as of June 25, 2015, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.